Expense Example - UltraShort Dow 30 ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	704	1,253	2,754	281	1,001	1,744	3,702